Commitments and Contingencies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense on operating leases	$ 17,500	$ 16,000	$ 16,500
2016	13,878
2017	11,089
2018	9,226
2019	7,760
2020	6,873
Thereafter	9,172
Total future minimum lease payments	$ 57,998